Analysis of Group statement of financial position by segment	12 Months Ended
Dec. 31, 2017
Analysis of Group statement of financial position by segment
Analysis of Group statement of financial position by segment

C Balance sheet notes

C1  Analysis of Group statement of financial position by segment

(a)   Position as at 31 December 2017

	2017

By operating segment	Note		Asia C2.1	US C2.2	UK and Europe C2.3	Unallocated to a segment (other operations) note (v)	Elimination of intra-group debtors and creditors	Group total

			£m	£m	£m	£m	£m	£m
Assets
Goodwill	C5(a	)	305	—	1,177	—	—	1,482
Deferred acquisition costs and other intangible assets	C5(b	)	2,540	8,219	210	42	—	11,011
Property, plant and equipment			125	214	447	3	—	789
Reinsurers' share of insurance contract liabilities			1,960	6,424	2,521	3	(1,235)	9,673
Deferred tax assets	C8.1		112	2,300	157	58	—	2,627
Current tax recoverable	C8.2		58	298	244	93	(80)	613
Accrued investment incomenote(i)			595	492	1,558	31	—	2,676
Other debtorsnote(i)			2,675	248	3,118	2,121	(5,199)	2,963
Investment properties			5	5	16,487	—	—	16,497
Investment in joint ventures and associates accounted for using the equity method	D6		912	—	504	—	—	1,416
Loans	C3.3		1,317	9,630	5,986	109	—	17,042
Equity securities and portfolio holdings in unit trusts			29,976	130,630	62,670	115	—	223,391
Debt securities	C3.2		40,982	35,378	92,707	2,307	—	171,374
Derivative assets			113	1,611	2,954	123	—	4,801
Other investments			—	848	4,774	—	—	5,622
Deposits			1,291	43	9,540	362	—	11,236
Assets held for sale			—	—	38	—	—	38
Cash and cash equivalentsnote(ii)			1,934	1,658	5,808	1,290	—	10,690

Total assets			84,900	197,998	210,900	6,657	(6,514)	493,941

Total equity			5,926	5,248	8,245	(3,325)	—	16,094

Liabilities
Insurance contract liabilities	C4.1		63,468	177,728	88,180	31	(1,235)	328,172
Investment contract liabilities with discretionary participation features	C4.1		337	—	62,340	—	—	62,677
Investment contract liabilities without discretionary participation features	C4.1		328	2,996	17,069	1	—	20,394
Unallocated surplus of with-profits funds	C4.1		3,474	—	13,477	—	—	16,951
Core structural borrowings of shareholder-financed operations	C6.1		—	184	—	6,096	—	6,280
Operational borrowings attributable to shareholder-financed operationsnote(iv)	C6.2		50	508	148	1,085	—	1,791
Borrowings attributable to with-profits operations	C6.2		10	—	3,706	—	—	3,716
Obligations under funding, securities lending and sale and repurchase agreements			—	4,304	1,358	—	—	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds			3,631	—	5,243	15	—	8,889
Deferred tax liabilities	C8.1		1,152	1,845	1,703	15	—	4,715
Current tax liabilities	C8.2		122	47	377	71	(80)	537
Accruals deferred income and other liabilitiesnote(iii)			6,069	5,109	6,609	1,597	(5,199)	14,185
Provisions	C11		254	24	784	61	—	1,123
Derivative liabilities	C3.4		79	5	1,661	1,010	—	2,755

Total liabilities			78,974	192,750	202,655	9,982	(6,514)	477,847

Total equity and liabilities			84,900	197,998	210,900	6,657	(6,514)	493,941

(b)    Position as at 31 December 2016

	2016*

By operating segment	Note		Asia C2.1	US C2.2	UK and Europe C2.3	Unallocated to a segment (other operations) note (v)	Elimination of intra-group debtors and creditors	Group total

			£m	£m	£m	£m	£m	£m
Assets
Goodwill	C5(a	)	306	16	1,306	—	—	1,628
Deferred acquisition costs and other intangible assets	C5(b	)	2,319	8,327	132	29	—	10,807
Property, plant and equipment			124	247	369	3	—	743
Reinsurers' share of insurance contract liabilities			1,539	7,224	2,590	—	(1,302)	10,051
Deferred tax assets	C8.1		107	3,979	174	55	—	4,315
Current tax recoverable	C8.2		29	101	308	2	—	440
Accrued investment incomenote(i)			549	628	1,939	37	—	3,153
Other debtorsnote(i)			2,662	304	3,233	2,130	(5,310)	3,019
Investment properties			5	6	14,635	—	—	14,646
Investment in joint ventures and associates accounted for using the equity method	D6		825	—	448	—	—	1,273
Loans	C3.3		1,303	9,735	3,572	563	—	15,173
Equity securities and portfolio holdings in unit trusts			23,599	120,747	54,177	29	—	198,552
Debt securities	C3.2		36,546	40,745	90,796	2,371	—	170,458
Derivative assets			47	834	2,927	128	—	3,936
Other investments			—	992	4,473	—	—	5,465
Deposits			1,425	49	10,705	6	—	12,185
Assets held for sale	D1		3,863	—	726	—	—	4,589
Cash and cash equivalentsnote(ii)			2,157	1,135	5,064	1,709	—	10,065

Total assets			77,405	195,069	197,574	7,062	(6,612)	470,498

Total equity			5,376	5,408	7,832	(3,949)	—	14,667

Liabilities								—
Insurance contract liabilities	C4.1		54,417	174,328	88,993	—	(1,302)	316,436
Investment contract liabilities with discretionary participation features	C4.1		347	—	52,490	—	—	52,837
Investment contract liabilities without discretionary participation features	C4.1		254	3,298	16,171	—	—	19,723
Unallocated surplus of with-profits funds	C4.1		2,667	—	11,650	—	—	14,317
Core structural borrowings of shareholder-financed operations	C6.1		—	202	—	6,596	—	6,798
Operational borrowings attributable to shareholder-financed operationsnote(iv)	C6.2		19	480	167	1,651	—	2,317
Borrowings attributable to with-profits operations	C6.2		4	—	1,345	—	—	1,349
Obligations under funding, securities lending and sale and repurchase agreements			—	3,534	1,497	—	—	5,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds			3,093	—	5,594	—	—	8,687
Deferred tax liabilities	C8.1		935	2,832	1,592	11	—	5,370
Current tax liabilities	C8.2		125	—	513	11	—	649
Accruals, deferred income and other liabilitiesnote(iii)			5,916	4,920	6,688	1,611	(5,310)	13,825
Provisions	C11		229	3	647	68	—	947
Derivative liabilities	C3.4		265	64	1,860	1,063	—	3,252
Liabilities held for sale	D1		3,758	—	535	—	—	4,293

Total liabilities			72,029	189,661	189,742	11,011	(6,612)	455,831

Total equity and liabilities			77,405	195,069	197,574	7,062	(6,612)	470,498

*						The 2016 comparative results have been re-presented from those previously published following reassessment of the Group's operating segments as described in note B1.3.

(i)    Accrued investment income and other debtors

	2017	2016

	£m	£m
Interest receivable	1,789	1,975
Other	887	1,178

Total accrued investment income	2,676	3,153

Other debtors comprises:
Amounts due from
Policyholders	408	403
Intermediaries	4	6
Reinsurers	134	90
Other	2,417	2,520

Total other debtors	2,963	3,019

Total accrued investment income and other debtors	5,639	6,172

Analysed as:
Expected to be settled within one year	4,957	5,548
Expected to be settled after one year	682	624

Total accrued investment income and other debtors	5,639	6,172

(ii)   Cash and cash equivalents

	2017	2016

	£m	£m
Cash	6,623	5,581
Cash equivalents	4,067	4,484

Total cash and cash equivalents	10,690	10,065

Analysed as:
Held centrally and available for general use by the Group	328	247
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	10,362	9,818

Total cash and cash equivalents	10,690	10,065

The Group's cash and cash equivalents are held in the following currencies: pounds sterling 31 per cent, US dollars 28 per cent, Euro 24 per cent and other currencies 17 per cent (2016: pounds sterling 38 per cent, US dollars 25 per cent, Euro 20 per cent and other currencies 17 per cent).

(iii)  Accruals, deferred income and other liabilities

	2017	2016

	£m	£m
Accruals and deferred income	1,233	1,150
Other creditors	7,289	6,788
Creditors arising from direct insurance and reinsurance operations	2,296	2,520
Interest payable	100	90
Funds withheld under reinsurance of the REALIC business	2,664	2,851
Other items	603	426

Total accruals, deferred income and other liabilities	14,185	13,825

(iv)  Operational borrowings attributable to shareholder-financed operations within other operations, in respect of Prudential Capital's short-term fixed income security programme

	2017	2016

	£m	£m
Commercial paper	485	1,052
Medium Term Notes	600	599

Total Group debt represented by operational borrowings at Group level	1,085	1,651

(v)   Unallocated to a segment includes central operations, Prudential Capital and Africa operations as per note B1.3.